BASIS OF PRESENTATION AND GOING CONCERN (Details) - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Feb. 28, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
BASIS OF PRESENTATION AND GOING CONCERN
Percentage of inflation rate	100.00%
Net loss		$ (12,000,418)	$ (6,633,074)	$ (14,245,878)	$ (14,472,494)	[1]	$ (4,630,168)	[1]
Accumulated losses		$ (51,183,009)		$ (39,182,591)	$ (24,936,713)		$ (10,464,219)

[1]	See restatement of financial statements in note 2.4 for further details.